Related-party transactions - Schedule of rendering of services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Operating activities	€ 0	€ 391	€ 260
Financing activities	141	194	76
PROVISION OF SERVICES	€ 141	€ 585	€ 335